A. Organization, Business and Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value Measurements
Pecentage representation in revenues	100.00%
Pecentage representation in receivables	100.00%
Unbilled accounts receivable		$ 195,000
Rent expense	$ 21,000	$ 20,000